Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Service Concession Arrangements [Abstract]
Gas Complex Thermal Power Plant at Ilijan, Philippines
The Company’s expected future collections of service concession arrangements as of December 31, 2020 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	113,646
1~ 2 years		47,353

	￦	160,999

Hydroelectric Power Generation at Semangka, Indonesia
The Company’s expected future collections of service concession arrangements as of December 31, 2020 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	27,113
1~ 2 years		27,144
2~ 3 years		27,175
Over 3 years		525,350

	￦	606,782